Other noninterest expense (Tables)	12 Months Ended
Dec. 31, 2011
Other Non-Interest Expense

The following table provides a breakdown of other noninterest expense presented on the consolidated income statement.

Other noninterest expense
(in millions)	2011	2010	2009
Litigation	$210	$217	$34
Communications	173	140	115
Clearing	135	127	117
Other	629	576	688
Total other	$1,147	$1,060	$954